Litigation and Contingencies (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Reserve for environmental matters	$ 9
Guarantees	$ 111	$ 82